Restructuring Charges	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Restructuring Charges	Restructuring Charges
A restructuring charge of $31.1 million was recognized during the year ended December 31, 2022 under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve employee utilization and an office consolidation program to optimize the Company's office footprint. The restructuring plan resulted in a charge of $2.7 million relating to workforce reductions, an impairment of right-of-use assets and associated unavoidable costs totaling $24.5 million and fixed asset impairment of $4.0 million. It is company policy to disclose operating right-of-use asset impairment as a restructuring charge when it is part of a coordinated program to decommission space.

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020
	(in thousands)
Restructuring charges	$31,143	$31,105	$18,089
Net charge	$31,143	$31,105	$18,089

At December 31, 2022, a total liability of $6.0 million was recorded on the Consolidated Balance Sheet relating to restructuring activities. The total liability included $1.4 million of facilities related liabilities of which $0.9 million is included within other liabilities and $0.5 million is included within non-current other liabilities. The remaining provision of $4.6 million relates to workforce reduction and is included within other liabilities.

	Year Ended
	December 31, 2022	December 31, 2021
	(in thousands)

Opening provision	$10,311	$4,675
Additional provision in the year	4,364	11,273
Utilization	(8,653)	(5,637)
Ending provision	$6,022	$10,311